DISCLOSURE OF NOTES RECEIVABLE (Details) - CAD ($)				12 Months Ended
		Nov. 17, 2021	Sep. 09, 2021	Dec. 31, 2023		Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Principal				$ 1,194,078		$ 1,194,078
Interest						86,169
Accretion						40,735
Impairment loss				(101,351)		(309,385)
Repayments				(63,838)		(842,297)
Note receivable						169,300
Impairment loss				$ 101,351		$ 309,385
Note one [member]
IfrsStatementLineItems [Line Items]
Maturity date	[1]			Dec. 15, 2023		Mar. 31, 2023
Rate	[1]			0.00%		0.00%
Principal	[1]			$ 190,396		$ 190,396
Interest	[1]
Accretion	[1]					12,764
Impairment loss	[1]			(101,351)
Repayments	[1]			(63,838)		(33,860)
Note receivable	[1]					169,300
Impairment loss	[1]			$ 101,351
Note two [member]
IfrsStatementLineItems [Line Items]
Rate			5.00%	5.00%	[1]	5.00%	[1]
Principal	[1]			$ 1,003,682		$ 1,003,682
Interest	[1]					48,992
Accretion	[1]					27,971
Impairment loss	[1]					(1,080,645)
Repayments	[1]
Note receivable	[1]
Maturity date	[1]			Sep. 22, 2024		Sep. 22, 2024
Impairment loss	[1]					$ 1,080,645
Note three [member]
IfrsStatementLineItems [Line Items]
Rate		8.00%				8.00%
Principal
Interest						37,177
Accretion
Impairment loss						(771,260)
Repayments						(808,437)
Note receivable
Maturity date						Apr. 26, 2022
Impairment loss						$ 771,260

[1]	These notes are denominated in US dollars and are converted to Canadian dollars at the reporting date.